Intangible Assets, Net (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization of Intangible Assets	$ 1,089,668	$ 312,269